Remuneration of Key Management Personnel - Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 SGD ($)
Disclosure Of Remuneration Of Key Management Personnel [Abstract]
Key management personnel compensation, Reversal of sharebased payment	$ 10.6